UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04015
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Structured Commodity Strategy Fund Semiannual Report June 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2011
Parametric Structured Commodity Strategy Fund

Table of Contents
Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	17
Officers and Trustees	20
Important Notices	21

Parametric Structured Commodity Strategy Fund
June 30, 2011
Performance1
Portfolio Managers Thomas Seto; David M. Stein, Ph.D

Class I
Symbol	EIPCX
Inception Date	5/25/11

% Average Annual Total Return at net asset value (NAV)

Since Inception	-1.60

% Total Annual Operating Expense Ratios[2]	Class I

Gross	0.85

Net	0.75

Comparative Performance[3]	% Return

Dow Jones-UBS Commodity Index Total Return

Since Inception (5/25/11)	-3.46

Lipper Commodities General Funds Average*

Since Inception (5/25/11)	-2.85

*	Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Parametric Structured Commodity Strategy Fund
June 30, 2011
Fund Profile
Asset Allocation (% of net assets; excluding derivatives)
Commodity Exposure (% of net assets)4

Energy	27.16
Natural Gas	7.77
Unleaded Gas	7.72
GasOil	7.69
Crude Oil	3.95
Heating Oil	0.03

Industrial Metals	27.04
Copper	7.74
Aluminum	7.73
Zinc	3.86
Nickel	3.86
Lead	3.85

Agriculture	25.18
Soybeans	3.90
Corn	3.90
Wheat	3.87
Soybean Oil	3.86
Sugar	3.86
Coffee	1.94
Cotton	1.93
Cocoa	1.92

Precious Metals	13.56
Gold	7.77
Silver	3.87
Platinum	1.92

Livestock	5.81
Live Cattle	3.87
Lean Hogs	1.94
See Endnotes and Additional Disclosures on page 4.

Parametric Structured Commodity Strategy Fund
June 30, 2011
Endnotes and Additional Disclosures
1.	Class I shares are offered at NAV. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/12. Without this expense reimbursement, performance would have been lower.

3.	Dow Jones-UBS Commodity Index Total Return is composed of futures contracts on physical commodities traded on U.S. exchanges. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	Commodity Exposure reflects the Fund’s exposure to commodity indices through total return swaps and the exchange-traded note.
Fund profile subject to change due to active management.

Parametric Structured Commodity Strategy Fund

June 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 25, 2011 – June 30, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2011 – June 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	(5/25/11)	(6/30/11)	(5/25/11 – 6/30/11)	Ratio

Actual*
Class I	$1,000.00	$984.00	$0.75 ***	0.75%
*    The Fund had not commenced operations on January 1, 2011. Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 37/365 (to reflect the period from commencement of operations on May 25, 2011 to June 30, 2011). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on May 25, 2011.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	(1/1/11)	(6/30/11)	(1/1/11 – 6/30/11)	Ratio

Hypothetical**
(5% return per year before expenses)
Class I	$1,000.00	$1,021.10	$3.76 ***	0.75%

**	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on May 25, 2011.

***	Absent an allocation of certain expenses to affiliates, expenses would be higher.

Parametric Structured Commodity Strategy Fund

June 30, 2011

Consolidated Portfolio of Investments (Unaudited)

Exchange-Traded Notes (ETN) — 0.7%

Security	Units	Value

iPath Dow Jones-UBS Commodity Index Total Return ETN (Barclays Bank PLC), 0%, 6/12/36(1)	1,477	$69,759

Total Exchange-Traded Notes
(identified cost $69,970)		$69,759

Short-Term Investments — 99.9%
U.S. Treasury Obligations — 88.4%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 11/17/11(2)	$8,950	$8,948,380

Total U.S. Treasury Obligations
(identified cost $8,946,890)		$8,948,380

Other Securities — 11.5%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)	$1,166	$1,166,366

Total Other Securities
(identified cost $1,166,366)		$1,166,366

Total Short-Term Investments
(identified cost $10,113,256)		$10,114,746

Total Investments — 100.6%
(identified cost $10,183,226)		$10,184,505

Other Assets, Less Liabilities — (0.6)%		$(62,190)

Net Assets — 100.0%		$10,122,315

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security does not guarantee any return of principal at maturity, upon redemption or otherwise, and does not pay any interest during its term. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee. Security is also subject to credit risk of the indicated issuer.

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2011.

See Notes to Consolidated Financial Statements.

Parametric Structured Commodity Strategy Fund

June 30, 2011

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Unaffiliated investments, at value (identified cost, $9,016,860)	$9,018,139
Affiliated investment, at value (identified cost, $1,166,366)	1,166,366
Interest receivable from affiliated investment	103
Receivable for Fund shares sold	225,000
Receivable for closed swap contracts	119,963
Receivable from affiliates	48,387

Total assets	$10,577,958

Liabilities

Payable for investments purchased	$69,970
Payable for open swap contracts	62
Payable for closed swap contracts	358,810
Payable to affiliates:
Investment adviser and administration fee	5,117
Trustees’ fees	320
Accrued expenses	21,364

Total liabilities	$455,643

Net Assets	$10,122,315

Sources of Net Assets

Paid-in capital	$10,280,000
Accumulated net realized loss	(152,248)
Accumulated net investment loss	(6,654)
Net unrealized appreciation	1,217

Total	$10,122,315

Class I Shares

Net Assets	$10,122,315
Shares Outstanding	1,028,289
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.84

See Notes to Consolidated Financial Statements.

Parametric Structured Commodity Strategy Fund

June 30, 2011

Consolidated Statement of Operations (Unaudited)

Period Ended
Investment Income	June 30, 2011(1)

Interest	$783
Interest allocated from affiliated investment	142
Expenses allocated from affiliated investment	(21)

Total investment income	$904

Expenses

Investment adviser and administration fee	$6,110
Trustees’ fees and expenses	320
Custodian fee	4,860
Transfer and dividend disbursing agent fees	217
Legal and accounting services	17,999
Printing and postage	584
Registration fees	3,305
Miscellaneous	1,666

Total expenses	$35,061

Deduct —
Allocation of expenses to affiliates	$27,494
Reduction of custodian fee	9

Total expense reductions	$27,503

Net expenses	$7,558

Net investment loss	$(6,654)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(2,094)
Investment transactions allocated from affiliated investment	4
Swap contracts	(173,860)
Increase from payment by affiliate (see Note 3)	23,702

Net realized loss	$(152,248)

Change in unrealized appreciation (depreciation) —
Investments	$1,279
Swap contracts	(62)

Net change in unrealized appreciation (depreciation)	$1,217

Net realized and unrealized loss	$(151,031)

Net decrease in net assets from operations	$(157,685)

(1)	For the period from the start of business, May 25, 2011, to June 30, 2011.

See Notes to Consolidated Financial Statements.

Parametric Structured Commodity Strategy Fund

June 30, 2011

Consolidated Statement of Changes in Net Assets

Period Ended
June 30, 2011(1)
Increase (Decrease) in Net Assets	(Unaudited)

From operations —
Net investment loss	$(6,654)
Net realized loss from investment transactions, payment by affiliate and swap contracts	(152,248)
Net change in unrealized appreciation (depreciation) from investments and swap contracts	1,217

Net decrease in net assets from operations	$(157,685)

Transactions in shares of beneficial interest —
Proceeds from sale of shares	$10,280,000

Net increase in net assets from Fund share transactions	$10,280,000

Net increase in net assets	$10,122,315

Net Assets

At beginning of period	$—

At end of period	$10,122,315

Accumulated net investment loss

At end of period	$(6,654)

(1)	For the period from the start of business, May 25, 2011, to June 30, 2011.

See Notes to Consolidated Financial Statements.

Parametric Structured Commodity Strategy Fund

June 30, 2011

Consolidated Financial Highlights

	Class I

	Period Ended
	June 30, 2011
	(Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.007)
Net realized and unrealized loss	(0.153)

Total loss from operations	$(0.160)

Net asset value — End of period	$9.840

Total Return(3)	(1.60	)%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,122
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.75	%(8)
Net investment loss	(0.66	)%(8)
Portfolio Turnover	128	%(4)

(1)	For the period from the start of business, May 25, 2011, to June 30, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	During the period ended June 30, 2011, the Fund received a payment made by an affiliate for a trading error which amounted to $0.024 per share. Had the Fund not received this payment, total return would have been lower by 0.20%.
(6)	The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 2.72% of average daily net assets for the period ended June 30, 2011).
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.

See Notes to Consolidated Financial Statements.

Parametric Structured Commodity Strategy Fund

June 30, 2011

Notes to Consolidated Financial Statements (Unaudited)

1 Significant Accounting Policies

Parametric Structured Commodity Strategy Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on May 25, 2011. The Fund’s investment objective is to seek total return. The Fund offers Class I shares, which are offered at net asset value and are not subject to a sales charge.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at June 30, 2011 were $2,238,500 or 22.1% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Exchange-traded notes are valued at the last sale price on the primary market or exchange on which they are traded on the day of valuation. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

As of June 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from May 25, 2011 to June 30, 2011 remains subject to examination by the Internal Revenue Service.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

Parametric Structured Commodity Strategy Fund

June 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

G Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

J Interim Consolidated Financial Statements — The interim consolidated financial statements relating to June 30, 2011 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and the Subsidiary. Pursuant to the investment advisory and administrative agreement between the Trust and EVM and the investment advisory agreement between the Subsidiary and EVM, the Fund and Subsidiary pay EVM an aggregate fee at an annual rate of 0.60% of the Fund’s consolidated average daily net assets up to $500 million and at reduced rates on consolidated net assets of $500 million and over, and is payable monthly. For the period ended June 30, 2011, the investment adviser and administration fee amounted to $6,110 or 0.60% (annualized) of the Fund’s consolidated average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. EVM and Parametric have agreed to reimburse the Fund’s operating expenses, including expenses of the Subsidiary, to the extent that they exceed 0.75% annually of the average daily net assets of Class I. This agreement may be changed or terminated at any time after May 31, 2012. Pursuant to this agreement, EVM and Parametric were allocated $27,494 in total of the Fund’s operating expenses for the period ended June 30, 2011.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended June 30, 2011, EVM earned no sub-transfer agent fees.

During the period ended June 30, 2011, Parametric reimbursed the Fund $23,702 for a trading error. Had the Fund not received this payment, total return would have been lower by 0.20%.

Except for Trustees of the Fund who are not members of EVM’s or Parametric’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended June 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

Parametric Structured Commodity Strategy Fund

June 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

4 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $116,878 and $44,814, respectively, for the period ended June 30, 2011.

5 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Period Ended
June 30, 2011(1)
Class I	(Unaudited)

Sales	1,028,289

Net increase	1,028,289

(1)	For the period from the start of business, May 25, 2011, to June 30, 2011.

At June 30, 2011, EVM owned 97% of the outstanding shares of the Fund.

6 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Subsidiary, at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,183,226

Gross unrealized appreciation	$1,490
Gross unrealized depreciation	(211)

Net unrealized appreciation	$1,279

7 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2011 is as follows:

Total Return Swaps
					Net
	Notional	Expiration			Unrealized
Counterparty	Amount	Date	Fund Pays	Fund Receives	Depreciation

Barclays Bank PLC	$389,258	7/29/2011	0.35%	Excess Return on Dow Jones-UBS 3 Month Forward Soybean Oil Index	$(4)
Barclays Bank PLC	194,629	7/29/2011	0.21	Excess Return on S&P GSCI Platinum Index	(1)
Barclays Bank PLC	778,516	7/29/2011	0.20	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	(4)

Parametric Structured Commodity Strategy Fund

June 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
					Net
	Notional	Expiration			Unrealized
Counterparty	Amount	Date	Fund Pays	Fund Receives	Depreciation

Barclays Bank PLC	$194,629	7/29/2011	0.25%	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	$(2)
Barclays Bank PLC	194,629	7/29/2011	0.25	Excess Return on S&P GSCI 1 Month Forward Coffee Index	(1)
Barclays Bank PLC	778,516	7/29/2011	0.20	Excess Return on S&P GSCI 1 Month Forward Copper Index	(4)
Barclays Bank PLC	389,258	7/29/2011	0.25	Excess Return on S&P GSCI 1 Month Forward Corn Index	(3)
Barclays Bank PLC	194,629	7/29/2011	0.25	Excess Return on S&P GSCI 1 Month Forward Cotton Index	(1)
Barclays Bank PLC	389,258	7/29/2011	0.19	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	(2)
Barclays Bank PLC	778,516	7/29/2011	0.19	Excess Return on S&P GSCI 1 Month Forward GasOil Index	(4)
Barclays Bank PLC	778,516	7/29/2011	0.20	Excess Return on S&P GSCI 1 Month Forward Gold Index	(4)
Barclays Bank PLC	389,258	7/29/2011	0.20	Excess Return on S&P GSCI 1 Month Forward Lead Index	(2)
Barclays Bank PLC	194,629	7/29/2011	0.25	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	(1)
Barclays Bank PLC	389,258	7/29/2011	0.25	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	(3)
Barclays Bank PLC	389,258	7/29/2011	0.20	Excess Return on S&P GSCI 1 Month Forward Nickel Index	(2)
Barclays Bank PLC	389,258	7/29/2011	0.20	Excess Return on S&P GSCI 1 Month Forward Silver Index	(2)
Barclays Bank PLC	389,258	7/29/2011	0.25	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	(3)
Barclays Bank PLC	389,258	7/29/2011	0.25	Excess Return on S&P GSCI 1 Month Forward Sugar Index	(3)
Barclays Bank PLC	778,516	7/29/2011	0.19	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	(4)
Barclays Bank PLC	389,258	7/29/2011	0.25	Excess Return on S&P GSCI 1 Month Forward Wheat Index	(3)

Parametric Structured Commodity Strategy Fund

June 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
					Net
	Notional	Expiration			Unrealized
Counterparty	Amount	Date	Fund Pays	Fund Receives	Depreciation

Barclays Bank PLC	$389,258	7/29/2011	0.20%	Excess Return on S&P GSCI 1 Month Forward Zinc Index	$(2)
Barclays Bank PLC	778,516	7/29/2011	0.30	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	(7)

					$(62)

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to commodity risk in the normal course of pursuing its investment objectives. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including total return swaps based on a commodity index, and commodity exchange-traded notes that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

The Fund enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which may trigger a payment by the Fund for those swaps in a liability position. At June 30, 2011, the fair value of derivatives with credit-related contingent features in a net liability position was $358,872. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $1,219,779 at June 30, 2011.

The non-exchange traded derivatives in which the Fund invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At June 30, 2011, the maximum amount of loss the Fund would incur due to counterparty risk was $119,963, representing the fair value of such derivatives in an asset position, with the highest amount from one counterparty being $119,963. To mitigate this risk, the Fund has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. At June 30, 2011, the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by $119,963 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is commodity risk at June 30, 2011 was as follows:

	Fair Value

Derivative	Asset Derivatives(1)	Liability Derivatives(2)

Swap Contracts	$119,963	$(358,872)

(1)	Consolidated Statement of Assets and Liabilities location: Receivable for closed swap contracts.

(2)	Consolidated Statement of Assets and Liabilities location: Payable for closed and open swap contracts.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations and whose primary underlying risk exposure is commodity risk for the period ended June 30, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income(1)	Derivatives Recognized in Income(2)

Swap Contracts	$(173,860)	$(62)

(1)	Consolidated Statement of Operations location: Net realized gain (loss) – Swap contracts.
(2)	Consolidated Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

Parametric Structured Commodity Strategy Fund

June 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

The average notional amount of swap contracts outstanding during the period ended June 30, 2011, which is indicative of the volume of this derivative type, was approximately $9,963,000.

8 Risks Associated with Commodities

The commodities which underlie commodity-linked derivatives in which the Fund invests may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Exchange-Traded Notes	$69,759	$—	$—	$69,759
Short-Term Investments	—	10,114,746	—	10,114,746

Total Investments	$69,759	$10,114,746	$—	$10,184,505

Swap Contracts	$—	$119,963	$—	$119,963

Total	$69,759	$10,234,709	$—	$10,304,468

Liability Description

Swap Contracts	$—	$(358,872)	$—	$(358,872)

Total	$—	$(358,872)	$—	$(358,872)

At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the period then ended was not significant.

Parametric Structured Commodity Strategy Fund

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Parametric Structured Commodity Strategy Fund (the “Fund”), a series of Eaton Vance Mutual Funds Trust, with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”). The Board reviewed information furnished for the April 25, 2011 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by the Adviser and Sub-adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information about the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and/or the Fund’s policies with respect to “soft dollar” arrangements;
•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-Adviser

•	Reports and/or other information provided by the Adviser describing the financial results and condition of the Adviser and Sub-adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates and the Sub-adviser, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of the Adviser’s and the Sub-adviser’s policies and procedures relating to proxy voting and, with respect to the Adviser, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, and the Sub-adviser on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;
•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by the Adviser and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is also the administrator) and the Sub-adviser; and
•	The terms of the investment advisory and administrative agreement and the sub-advisory agreement of the Fund.

Parametric Structured Commodity Strategy Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement and sub-advisory agreement with the Adviser and Sub-adviser, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. The Board considered the Adviser’s role in supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In particular, the Board evaluated, where relevant, the abilities and experience of such personnel in investing in commodity-linked derivative securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board also reviewed the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Fund for advisory, sub-advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period. The Board also considered actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiating of reduced fees for transfer agency and custody services. The Board noted that the Fund has established a wholly-owned subsidiary for the primary purpose of investing in commodity-related investments. The subsidiary is managed by EVM pursuant to a separate investment advisory contract that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded with respect to the Fund that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Parametric Structured Commodity Strategy Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates and the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Fund to benefit from economies of scale in the future.

Parametric Structured Commodity Strategy Fund

June 30, 2011

Officers and Trustees

Officers of Parametric Structured Commodity Strategy Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Parametric Structured Commodity Strategy Fund

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Parametric Structured Commodity Strategy Fund

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser
Parametric Portfolio Associates LLC
1918 Eighth Avenue, Suite 3100
Seattle, WA 98101

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5255-8/11	PPASCSSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: August 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: August 23, 2011

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: August 23, 2011